Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Jun. 30, 2019
Financial Risk Management Objectives And Policies
Schedule of foreign currency risk
	2019			2018
	USD $	CAD $	ILS $	USD $	CAD $	ILS $
Cash and cash equivalents	4,852,834	22,801	-	4,222,310	-	-
Trade receivables	157,451	-	-	158,978	-	-
Trade payables	245,284	-	13,657	45,018	10,278	4,320
Total exposure	5,255,569	22,801	13,657	4,426,306	10,278	4,320

Schedule of exchange rates
●	USD: 6.9% (2018: 6.2%)

	Impact on loss for the period		Impact on other components of equity
	2019 $	2018 $	2019 $	2018 $
USD/AUD exchange rate - change by 6.9% (2018: 6.2%)*	362,634	274,431	1,334	2,694

*	Holding all other variables constant

Schedule of trade receivables
	Days past due
30 June 2019	Current $	1-30 $	31-60 $	61-90 $	91-120 $	121+ $	Total $
Expected credit loss rate	1.66%	6.19%	18.28%	30.06%	99.78%	91.64%
Gross carrying amount	209,731	83,291	15,385	416	4,307	19,842	332,972
Loss allowance	3,476	5,153	2,813	125	4,297	18,182	34,046

Schedule of contractual undiscounted cash flows
	Less than 6 months	6 - 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amt (assets)/ liabilities
	$	$	$	$	$	$	$

At 30 June 2019

Trade and other payables	1,091,919	-	-	-	-	1,091,919	1,091,919

Total	1,091,919	-	-	-	-	1,091,919	1,091,919

At 30 June 2018

Trade and other payables	689,326	-	-	-	-	689,326	689,326

Total	689,326	-	-	-	-	689,326	689,326